CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Registered capital, Par or Stated Value Per Share (in dollars per share)	$ 0.519008	$ 0.519008
Registered capital, Shares Authorized	5,000,000	5,000,000
Registered capital, Shares, Issued	3,265,837	3,265,837
Registered capital, shares outstanding	3,265,837	3,265,837